Exhibit 99.1

World Omni Auto Receivables Trust 2019-C

Monthly Servicer Certificate

October 31, 2022

Dates Covered
Collections Period	10/01/22 - 10/31/22
Interest Accrual Period	10/17/22 - 11/14/22
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/22	218,467,028.13	17,092
Yield Supplement Overcollateralization Amount 09/30/22	4,027,760.21	0
Receivables Balance 09/30/22	222,494,788.34	17,092
Principal Payments	10,802,228.81	307
Defaulted Receivables	269,814.79	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/22	3,710,419.84	0
Pool Balance at 10/31/22	207,712,324.90	16,770

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.78%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,240,750.55	186
Past Due 61-90 days	891,579.11	46
Past Due 91-120 days	172,444.97	11
Past Due 121+ days	0.00	0
Total	4,304,774.63	243

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	245,317.70
Aggregate Net Losses/(Gains) - October 2022	24,497.09
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.13%
Prior Net Losses/(Gains) Ratio	0.07%
Second Prior Net Losses/(Gains) Ratio	0.18%
Third Prior Net Losses/(Gains) Ratio	0.05%
Four Month Average	0.11%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.72%
Weighted Average Contract Rate, Yield Adjusted	6.23%
Weighted Average Remaining Term	30.36

Flow of Funds	$ Amount
Collections	11,906,864.24
Investment Earnings on Cash Accounts	7,413.92
Servicing Fee	(185,412.32)
Transfer to Collection Account	-
Available Funds	11,728,865.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	273,314.16
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	5,355,022.38
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	609,048.45

Total Distributions of Available Funds	11,728,865.84

Servicing Fee	185,412.32
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 10/17/22	213,067,347.28
Principal Paid	10,754,703.23
Note Balance @ 11/15/22	202,312,644.05

Class A-1
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-2a
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-2b
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-3
Note Balance @ 10/17/22	84,167,347.28
Principal Paid	10,754,703.23
Note Balance @ 11/15/22	73,412,644.05
Note Factor @ 11/15/22	21.7990451%

Class A-4
Note Balance @ 10/17/22	80,300,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	80,300,000.00
Note Factor @ 11/15/22	100.0000000%

Class B
Note Balance @ 10/17/22	32,400,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	32,400,000.00
Note Factor @ 11/15/22	100.0000000%

Class C
Note Balance @ 10/17/22	16,200,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	16,200,000.00
Note Factor @ 11/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	365,114.16
Total Principal Paid	10,754,703.23
Total Paid	11,119,817.39

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	137,473.33
Principal Paid	10,754,703.23
Total Paid to A-3 Holders	10,892,176.56

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3389380
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.9836648
Total Distribution Amount	10.3226028

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4082113
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.9348613
Total A-3 Distribution Amount	32.3430726

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	497.92
Noteholders' Principal Distributable Amount	502.08

Account Balances	$ Amount
Reserve Account
Balance as of 10/17/22	2,699,840.43
Investment Earnings	6,457.49
Investment Earnings Paid	(6,457.49)
Deposit/(Withdrawal)	-
Balance as of 11/15/22	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,641,288.11	$826,428.88	$1,242,948.64
Number of Extensions	100	54	70
Ratio of extensions to Beginning of Period Receivables Balance	0.74%	0.35%	0.50%